Indebtedness (Summary of Book Value and Changes in Fair Value of Debt) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Book value	$ 4,254,376	$ 4,446,170
Fair value	4,503,707	4,891,881
Issuances and assumptions	855,571
Payoffs	(1,043,153)
Adjustments to fair value	(200,592)
Fixed Rate Secured Debt [Member]
Debt, Weighted Average Interest Rate	6.23%	6.19%
Book value	1,081,035	1,149,541
Fair value	1,145,717	1,251,477
Issuances and assumptions	103,638
Payoffs	(167,932)
Adjustments to fair value	(41,466)
Variable Rate Secured Debt [Member]
Debt, Weighted Average Interest Rate	2.11%	2.01%
Book value	19,089	18,412
Fair value	19,089	18,386
Issuances and assumptions	1,933
Payoffs	(1,256)
Adjustments to fair value	26
Unsecured Debt [Member]
Debt, Weighted Average Interest Rate	5.36%	6.17%
Book value	3,066,252	2,993,217
Fair value	3,250,518	3,336,386
Issuances and assumptions	750,000
Payoffs	(676,965)
Adjustments to fair value	(158,903)
Unsecured Line of Credit DRLP [Member]
Debt, Weighted Average Interest Rate	1.42%	1.47%
Book value	88,000	285,000
Fair value	88,383	285,632
Issuances and assumptions	0
Payoffs	(197,000)
Adjustments to fair value	$ (249)